Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Jul. 31, 2026
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Changes of the Extended Payables

The changes of the Extended Payables for the years ended July 31, 2026 and 2025 are summarized below:

	Years Ended
	July 31,
	2026	2025
Balance, beginning of year	$332,779	$286,019
Initial recognition	291,660	-
Derecognition	(339,642)	-
Interest	48,139	46,625
Effect of movements on exchange rates	(4,001)	135
Balance, end of year	$328,935	$332,779